As filed with the Securities and Exchange Commission on May 31, 2002

                                               File Nos. 333-57548 and 811-10319

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
                            -----------
Post-Effective Amendment No.     2                                           [X]
                             ----------

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No.      3
              -----------

                          1-800-MUTUALS ADVISOR SERIES
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                       700 N. Pearl Street, Twelfth Floor
                               Dallas, Texas 75201
               (Address of Principal Executive Offices) (Zip Code)

                                (800) 688 - 8257
              (Registrant's Telephone Numbers, Including Area Code)

                               Joseph C. Neuberger
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                                   Copies to:

    Carol A. Gehl, Esq.                          Elaine E. Richards, Esq.
    Godfrey & Kahn S.C.                      U.S. Bancorp Fund Services, LLC
  780 North Water Street                   615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202                      Milwaukee, Wisconsin 53202


 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] on (date) pursuant to paragraph (a)(1).
[X] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                       Subject to Completion, Dated May 31, 2002

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.







                                   VICE FUND
                               [GRAPHIC OMITTED]

                                   Prospectus

                            ___________________, 2002







       MUTUALS.com, Inc.                  Investment Advisor
 700 N. Pearl Street, Twelfth Floor       MUTUALS.com, Inc.
       Dallas, TX 75201                -----------------------------------------
     Phone: 1-800-MUTUALS
      Fax: 1-888-MUTUALS                  The Securities and Exchange Commission
       Web: VICEFUND.com                  has not approved or disapproved  these
                                          securities or passed upon the adequacy
                                          of  the Prospectus. Any representation
                                          to the contrary is a criminal offense.



SUBSCRIPTION PERIOD
NOTE

The distributor for Vice Fund (the "Fund") will solicit orders to purchase shares of the Fund during an initial offering period from _____, _______, 2002 to ________, ___________, 2002 (the "Subscription Period").

Orders received during the Subscription Period will not be processed before commencement of operations (currently scheduled for _________, ___________, 2002). Orders to purchase shares of the Fund that are accompanied by payment and that are received after __________, 2002 will be deemed orders to purchase shares of the Fund as of the commencement of operations and will be processed and priced at the initial offering price of $10.00 per share into the appropriate Fund on ___________, 2002.

IMPORTANT: Because of governmental rules and regulations, orders to purchase shares of the Fund that are accompanied by payment and that are received before __________, __________, 2002 will be returned together with payment even though the Subscription Period commences on ______, _________, 2002.

Thus, in order to obtain the initial offering price of $10.00 per share, an order, accompanied by payment, must be received on or after __________, ___________, 2002 but not later than 4:00 P.M. Eastern Time, ________, ________,
2002.

Shares of the Fund will not be available to the public prior to the Fund's commencement of operations except through these subscription offers.



                                TABLE OF CONTENTS


Risk/Return Summary............................................................1

   Overview....................................................................1
   Investment Objective........................................................1
   Principal Investment Strategies.............................................1
   Principal Risks.............................................................2
   Performance.................................................................3
   Fees and Expenses of the Fund...............................................3

Management of the Fund.........................................................4

   The Advisor.................................................................4
   The Investment Management Team..............................................4

Your Account...................................................................5

   Distribution of Shares......................................................5
   Share Price.................................................................5
   Buying Shares...............................................................5
   Selling Shares..............................................................7
   Exchanging Shares...........................................................8
   General Transaction Policies................................................8

Distributions and Taxes........................................................9

   Dividends and Distributions.................................................9
   Taxes.......................................................................9

For More Information..................................................BACK COVER


The Advisor of the Vice Fund is Mutuals.com, Inc., 700 N. Pearl Street, Twelfth Floor, Dallas, Texas 75201. Throughout this Prospectus, the Advisor is often referred to as "we" or "us".


Vice Fund
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
Risk/Return Summary

Overview
This prospectus describes the Vice Fund (the "Fund") and contains important information, including:

o A description of the Fund's investment objective (sometimes referred to as its goal)

o The Fund's principal investment strategies (the steps it takes to try to meet its goal)

o The principal risks associated with the Fund (factors that may prevent it from meeting its goal)

o    The fees and expenses you pay as an investor in the Fund

Who May Want to Invest in the Fund The Fund may be appropriate for investors who:

o    Wish to invest for the long-term

o    Are looking for an equity component to complete their portfolio

o    Are willing to assume the risk of investing in equity securities

o Want to realize capital appreciation on investments in equity securities regardless of the social correctness of the investments

The Fund is not appropriate for investors that have short-term financial goals.

Before investing in the Fund, you should carefully consider:

o    Your own investment goals

o    The amount of time you are willing to leave your money invested

o    The amount of risk you are willing to take

--------------------------------------------------------------------------------
This Fund deliberately intends to invest in products often considered socially "irresponsible" such as those listed below. The list below is not exclusive.
--------------------------------------------------------------------------------


Investment Objective
Long-term growth of capital.

Principal Investment Strategies
To achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers whose securities are directly traded in the United States including American Depositary Receipts (ADRs).

We select securities of companies using a two-part test:

(1) First, we look for companies that derive a significant portion of their revenues from products often considered socially irresponsible, and

(2) Then we select companies from this group based on their financial soundness and potential for growth.

For the first part of the test, we select companies that have significant involvement in, or derive a substantial portion of their revenues from, industries such as tobacco, gambling, defense/weapons and liquor. It is our philosophy that although often considered politically incorrect, these and similar industries and products will always be supported and/or consumed and that companies in these industries, if managed correctly, will continue to experience significant capital appreciation during good and bad markets. We consider these industries to be nearly "recession-proof."

For the second part of the test, using both fundamental and technical analysis, we select securities within the above group of companies that we believe have potential for significant capital appreciation in comparison to other companies in that particular company's industry or the market. Such companies may possess or have the potential to develop:

o    leadership positions in their markets;

o    strong balance sheet;

o    experienced management;

o    a consistent history of earnings stability and growth;

o    proprietary products, processes and/or services;

o    realistic growth strategies;

o    positive price/earnings ratio;

o    solid book value;

o    attractive assets to liabilities ratio; and

o    substantial average daily trading volume.

We may sell a company's security when it appears that a company is no longer able to achieve the results generally expected due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

Other Securities the Fund Might Purchase
For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements. These investments represent the assets that remain after we have committed available assets to desirable investment opportunities.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies that derive a significant portion of their revenues from products often considered socially irresponsible; however, when market conditions are unfavorable for profitable investing, or when we are otherwise unable to locate attractive investment opportunities, the Fund may from time to time invest any amount in cash or high-quality short-term securities (as listed above) as a temporary defensive position. When the Fund takes a temporary defensive position during adverse market, economic, political or other conditions to protect the Fund's assets or maintain liquidity, the Fund may not achieve its investment objective.

Principal Risks
You may lose money by investing in the Fund. The main risks of investing in the Fund are:

Stock Market Risks
Equity security prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

Non-Diversification Risks
As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of companies compared to other mutual funds.

Sector/Industry Concentration Risks
To the extent that the Fund focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in the tobacco and alcohol industries are subject to the risks related to frequent and expensive litigation and risks related to legislative and regulatory action, which may affect profitability of companies in these industries. Similarly, companies in the defense/weapons and gambling industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in those industries.

Management Risks
Our judgments about the attractiveness, value and potential appreciation of particular companies' stocks may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. In fact, no matter how well we evaluate market conditions, the stocks we choose may fail to produce the intended result and you could lose money on your investment in the Fund.

Small and Medium Sized Companies Risks
Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Liquidity Risk
The securities of many of the companies with small and medium size capitalization may have less "float" (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on the Fund's performance.

Foreign Securities Risks
The Fund may invest a combined total of up to 15% of its net assets in foreign securities, including ADRs of small, medium and large capitalization companies. ADRs are generally issued by banks or trust companies and evidence ownership of the underlying foreign securities. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

Performance
Because the Fund is new, no performance information is available.

Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------- ----------
Shareholder Fees
(fees paid directly from your investment)
---------------------------------------------- ----------
Maximum Sales Charge (Load) Imposed on           None
Purchases
Maximum Deferred Sales Charge (Load)             None
Maximum Sales Charge (Load) Imposed on           None
Reinvested Distributions
Redemption Fee (1)                               2.00%
Exchange Fee                                     None
Maximum Account Fee                              None
---------------------------------------------- ----------

---------------------------------------------- ----------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------- ----------
Management Fees                                  0.95%
Distribution (12b-1) Fees (2)                    0.25%
Other Expenses (3)                               0.93%
Total Annual Fund Operating Expenses (4)         2.13%
  Less:  Expense waiver/reimbursement            0.38%
Net Expenses                                     1.75%
---------------------------------------------- ----------

(1) The Fund charges a fee of 2.00% on redemptions of shares held for less than 6 months.

(2) Because the Fund pays 12b-1 distribution fees, which are based upon the Fund's assets, if you own shares of the Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(3) "Other Expenses" are estimated for the Fund's current fiscal year and include custodian, administration, transfer agency, shareholder servicing fees of 0.25% and other customary Fund expenses.

(4) The Advisor has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.75% of average net assets of the Fund through July 31, 2003. The Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Fund is not obligated to repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;

o    You redeem all of your shares at the end of those periods;

o    Your investment has a 5% return each year;

o    Your dividends and distributions have been reinvested; and

o    The Fund's operating expenses remain the same.

Please note that the one-year numbers below are based on the Fund's net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    ------------- -----------
                       1 Year      3 Years
                    ------------- -----------
                        $178         $630
                    ------------- -----------

Management of the Fund
--------------------------------------------------------------------------------

The Advisor
MUTUALS.com,  Inc. is located at 700 N. Pearl  Street,  Twelfth  Floor,  Dallas,
Texas 75201 and we serve as the investment advisor to the Fund. We are an SEC-registered investment advisor and provide investment management services for individuals and institutional clients, including pension and profit sharing plans, and currently have in excess of $250 million in assets under management.

We are responsible for the day-to-day management of the Fund in accordance with its investment objectives and strategies. For our services, we are entitled to an annual advisory fee of 0.95% of the Fund's average daily net assets. In addition, we have entered into an Expense Waiver and Reimbursement Agreement in which we have agreed to keep the Fund's expenses to a certain minimum (as described in the Fee Table for the Fund). Under the Expense Waiver and Reimbursement Agreement, we may recapture waived or reimbursed expenses for a three-year period under specified conditions. This Agreement expires on June 14, 2003.

The Fund is actively managed and has no restrictions upon portfolio turnover. The Fund's rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover rate would be achieved if each security in the Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Fund, whether reinvested or otherwise. Please see "Distributions and Taxes" on page 9 of this Prospectus for more information. We do not anticipate that the Fund will regularly achieve portfolio turnover rates in excess of 100%.

The Investment Management Team
The individuals listed below are each members of an investment management team at the Advisor that manage the Fund's investments. None of the following individuals is solely responsible for making recommendations for Fund purchases or sales.

Eric P. McDonald is President of the Advisor and serves as co-portfolio manager to the Fund. Mr. McDonald joined the Advisor in 1997 and has been President since 2000. Prior to joining the Advisor, Mr. McDonald worked as a stockbroker for Lloyd Wade Securities and LaJolla Capital Corporation, both of which are securities firms in Dallas, Texas, from 1995 to 1997. Mr. McDonald received his Bachelor of Science degree in Economics from Texas A&M University.

Dan S. Ahrens is Vice President of Distribution for the Advisor and serves as co-portfolio manager of the Fund. Mr. Ahrens joined the Advisor in February 1999 after a career in financial services beginning in 1988. Prior to joining the Advisor, Mr. Ahrens acted as an advisor to individual clients while with MONY Life Insurance Company/MONY Securities Corp. (where he worked as a Sales Manager and Financial Planner) and MetLife/MetLife Securities. Mr. Ahrens received his Bachelor of Business Administration Degree in Finance from Texas Tech University. In addition, he holds the professional designation Chartered Financial Consultant (ChFC) from the American College in Bryn Mawr, Pennsylvania.

Your Account
--------------------------------------------------------------------------------

Distribution of Shares

The Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net asset value of the Fund. The fee is used to finance activities that promote the sale of the Fund. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the Fund from what they would otherwise be.

Share Price
Shares of the Fund are sold at net asset value per share (NAV), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. However, the Fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under the supervision of the Fund's Board of Directors.


Buying Shares
--------------------------------------------------------------------------------
Minimum Investments

The minimum initial amount of investment is $2,500. Subsequent purchases may be made with a minimum investment of $100.

Timing of Requests
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Fund may authorize one or more broker-dealers to accept on its behalf purchase and redemption orders that are in good order. In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund's behalf.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Purchase application or investment stub

|X|  Check payable to "Vice Fund"
--------------------------------------------------------------------------------


Methods of Buying

By mail You may purchase shares of the Fund by contacting the Fund directly. To open an account, complete an account application form and send it, together with your check for the amount you wish to invest in the Fund, to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. Please visit www.VICEFUND.com for more information about how to purchase shares of the Fund.

                   Regular Mail                          Overnight  Delivery
                   Vice Fund                             Vice Fund
                   c/o U.S. Bancorp Fund Services,  LLC  c/o U.S. Bancorp Fund Services,  LLC
                   P.O.  Box 701                         615 E.  Michigan  Street,  Third Floor
                   Milwaukee,  WI  53201-0701            Milwaukee, Wisconsin  53202


 NOTE:  The Fund does not  consider the U.S.
                   Postal Service or other independent delivery services to be its agents.

By telephone       To  make additional investments by telephone,  you must check
                   the  appropriate  box  on  your  account   application   form
                   authorizing   telephone    purchases.   If  you  have   given
                   authorization   for telephone  transactions  and your account
                   has been open for  at least 15 days,  call the Transfer Agent toll free  at 1-800-MUTUALS  (1-800-688-8257) and you will be allowed  to move  money  from your bank  account to your Fund
                   account  upon  request.  Only   bank  accounts  held  at U.S.
                   institutions that  are Automated Clearing House (ACH) members
                   may  be  used  for  telephone   transactions.   For  security
                   reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-800-MUTUALS [GRAPHIC OMITTED] (1-800-688-8257) to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                     U.S. Bank, N.A.
                     Milwaukee, WI  53202
                     ABA #:  042000013
                     Credit:  U.S. Bancorp Fund Services, LLC
                     Account #:  112-952-137
                     Further Credit:    Vice Fund
                                       (your name or the title on the account)
                                       (your account #)

Through an         Once  you open your account,  you may purchase  shares of the
Automatic          Fund  through an Automatic  Investment Plan ("AIP").  You can
Investment         have  money  automatically  transferred from your checking or
Plan               savings  account on a weekly, biweekly,  monthly,  bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The
                   Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Through an         You   may   purchase   shares   of  the  Fund   through   any
authorized         broker-dealer  organization  that  has been authorized by the
broker-dealer      Fund.  These   broker-dealers    are  further  authorized  to
organization       designate  other  broker-dealer  intermediaries   to  receive
                   purchase  and  redemption  orders on  the  Fund's  behalf.  A purchase  order  is  deemed  received  by  the  Fund  when an
                   authorized    broker-dealer,    or,   if     applicable,    a
                   broker-dealer's authorized designee, receives the request in good order. Please keep in mind that your broker-dealer may charge additional fees for its services.

Selling Shares
--------------------------------------------------------------------------------

Methods of Selling

By mail Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, [GRAPHIC OMITTED] your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                   Regular Mail                         Overnight Delivery
                   Vice Fund                            Vice Fund
                   c/o U.S. Bancorp Fund Services, LLC  c/o U.S. Bancorp Fund Services, LLC
                   P.O. Box 701                         615 E. Michigan Street, Third Floor
                   Milwaukee, WI 53201-0701             Milwaukee, Wisconsin 53202

                   The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone       If you are  authorized  to  perform  telephone  transactions
                   (either  through  your  account   application   form  or  by
                   subsequent  arrangement  in writing with the Fund),  you may redeem  shares  in any  amount,  but not less than  $100,  by
                   instructing    the   Fund   by    phone   at    1-800-MUTUALS
                   (1-800-688-8257). A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

                   Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

                    |X|  that you correctly state the Fund account number;

                    |X|  the name in which your account is registered;

                    |X| the social security or tax identification number under which the account is registered; or

                    |X| the address of the account holder, as stated in the account application form.

By wire To redeem shares by wire, call the Fund at 1-800-MUTUALS (1-800-688-8257) and specify [GRAPHIC OMITTED] the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Through a          If you  purchased   your shares  through a  broker-dealer  or
broker-dealer      other financial  organization,  your  redemption order may be
organization       placed through the same  organization.  The  organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

Payment of Redemption Proceeds to You

You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases, proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check had cleared (usually within 12 days). Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

--------------------------------------------------------------------------------

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be redeemed

|X| Signatures of all registered shareholders exactly as the shares are registered

|X|  The account number
--------------------------------------------------------------------------------

Specifically, we may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund's shareholders.

If you redeem shares of the Fund after holding them for less than six months, the Fund will charge you a fee of 2.00% of the value of the shares redeemed. The Fund, however, reserves the right to lower or waive the amount of this fee. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund's NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's NAV in securities instead of cash.

Exchanging Shares
Shareholders of record may exchange shares of the Fund for shares of any other Fund within the 1-800-MUTUALS Advisors Series Trust on any business day by contacting the Fund directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. A notary public cannot guarantee signatures. A minimum investment of $2,500 is required when exchanging into either an existing account or a newly established account. Please remember that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another, so that there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day's closing NAVs. In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

o    Vary or waive any minimum investment requirement.
o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.
o Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).
o Redeem all shares in your account if your balance falls below the Fund's minimum initial investment requirement. If, within 30 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
o Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Methods of Buying."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Distributions
The Fund is designed to pay shareholders dividends from the Fund's investment company taxable income and distributes any net capital gains the Fund has realized. Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. The Fund pays dividends at least annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. All of your dividends and capital gains distributions with respect to the Fund, however, will be reinvested in additional shares of the Fund unless you provide us with a written request to receive your payments in cash. Dividends paid in cash or additional shares are treated the same for tax purposes. Capital gains, if any, are distributed at least once a year.

Taxes
The Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions herein are not intended as substitutes for careful tax panning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.


Investment Adviser
Mutuals.com, Inc.
700 N. Pearl Street
Twelfth Floor
Dallas, Texas 75201


Independent Accountants
Ernst & Young, LLP
111 E. Kilbourn Avenue
Milwaukee, Wisconsin  53202


Legal Counsel
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, Wisconsin 53202


Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio  45202


Administrator,
Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Distributor
Quasar Distributor, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

For More Information
--------------------------------------------------------------------------------

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI of the Fund provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the Fund's last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-800-MUTUALS or by writing to:

VICE FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
www.VICEFUND.com

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


1940 Act File No. 811-09997


                                       Subject to Completion, Dated May 31, 2002

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





Statement of Additional Information

Dated _________, 2002


VICE FUND
[GRAPHIC OMITTED]
 A Series of 1-800-MUTUALS Advisor Series






This Statement of Additional Information ("SAI") provides general information about the Vice Fund (the "Fund"), a series of 1-800-MUTUALS Advisor Series. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated __________, 2002, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Fund at the address or telephone number below.

Vice Fund
1-800-MUTUALS Advisor Series
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-MUTUALS (1-800-688-8257)




                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------


Organization of the Trust and the Fund.........................................3

   DESCRIPTION OF THE FUND.....................................................3

Investments Policies, Strategies and Associated Risks..........................3

   TEMPORARY INVESTMENTS......................................................20
   FUNDAMENTAL INVESTMENT LIMITATIONS.........................................20

Management of the Funds.......................................................21

   BOARD OF TRUSTEES..........................................................21
   BOARD COMMITTEES...........................................................23
   BOARD COMPENSATION.........................................................23
   BOARD INTEREST IN THE FUNDS................................................24
   CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP..........24
   INVESTMENT ADVISOR.........................................................24

Distribution and Shareholder Servicing........................................25

   DISTRIBUTOR................................................................25
   SERVICE PROVIDERS..........................................................26

Code of Ethics................................................................27

Valuation of Shares...........................................................27

Purchase and Redemption of Shares.............................................27

Portfolio Transactions........................................................28

Tax Considerations............................................................30

Calculation of Performance Data...............................................32

Counsel.......................................................................32

Independent Accountants and Financial Statements..............................32

APPENDIX......................................................................34


Organization of the Trust and the Fund
1-800-MUTUALS Advisor Series (the "Trust") is a management investment company organized as a Delaware business trust on March 20, 2001. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Fund is currently one of five series of the Trust (the other four series or funds are discussed in a separate
SAI) and currently consists of a single class of shares of beneficial interest. The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start more series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to any fund are borne by that fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Description of the Fund
The Fund is an open-end, non-diversified investment company, or mutual fund, with an investment objective of long term growth of capital. The Fund deliberately intends to invest in products often considered socially "irresponsible" such as tobacco, gambling, alcohol and defense/weapons.

Investments Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund's investment objectives and strategies set forth in the Fund's Prospectus. Except for the fundamental investment limitations listed below (see "Fundamental Investment Limitations" on page 20 of this SAI) and the Fund's investment objective, the Fund's investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without shareholder approval. While the Fund is permitted to hold securities and engage in various strategies as described hereafter, the Fund is not obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Fund's investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Equity Securities
The Fund intends to invest in equity securities consistent with its investment objective and strategies. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

To the extent the Fund invests in the equity securities of small or medium-size companies it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptionscan decrease the value and liquidity of the securities. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Debt Securities
Although there is no current intention to do so, the Fund may invest in debt securities consistent with its investment objective and strategies. Debt purchased by the Fund may consist of obligations of any rating. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as "high-risk" securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. The Fund may invest in high yield debt securities or "junk bonds" that are considered high risk. Special tax considerations are associated with investing in high-yield securities such as zero coupon or "pay-in-kind" securities.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.

Although there is no current intention to do so, the Fund may invest in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage  asset-backed  securities  do not  have  the  benefit  of the  same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Municipal Securities
Although there is no current intention to do so, the Fund may invest in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Types of Municipal Securities include, but are not limited to: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality's pledge of taxation. There are no restrictions on the maturity of Municipal Securities in which Fund may invest. The Fund will seek to invest in Municipal Securities of such maturities as the Advisor believes will produce current income.

The Fund may also purchase some Municipal Securities with variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e. every 30 days). Many variable rate Municipal Securities are subject to payment of principal on demand, usually in not more than seven days. If a variable rate Municipal Security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor believes the security cannot be sold within seven days, the Advisor may consider the security to be illiquid.
Variable  interest  rates  generally  reduce  changes  in the  market  value  of
Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed-income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The Fund's return on its investments in Municipal Securities will depend on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio.

U.S. Government Obligations. Although there is no current intention to do so, the Funds may invest in U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

The Fund may also have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Non-Diversification of Investments
The Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than a diversified company because of the larger impact of fluctuation in the values of securities of fewer issues.

Borrowings
The Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Restricted and Illiquid Securities
The Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Securities
The Fund may invest up to 15% of its assets in foreign securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Fund, denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution to the Fund's shareholders.

Other differences between investing in foreign companies and the U.S. include:

o    information is less publicly available;

o there is a lack of uniform financial accounting standards applicable to foreign companies;

o    market quotations are less readily available;

o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;

o    there is generally a lower foreign securities market volume;

o    it is likely that foreign securities may be less liquid or more volatile;

o    there are generally higher foreign brokerage commissions;

o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and

o    the mail service between countries may be unreliable.

Although there is no current intention to do so, the Fund may also invest in emerging market countries or developing countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Derivatives
The Fund may invest up to 15% of its assets in derivative securities. The Fund may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.

Buying Call and Put Options. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Fund has the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and such fund has not entered in to a closing purchase transaction.

As a writer of an option, the Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out the option it has written.

The Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Fund to use cash or proceeds from the investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Fund will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter ("OTC") Options. The Fund has the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts. The Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, the Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index.

The Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

Risks Associated With Options and Futures. Although the Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, the Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Fund's investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in such a contract.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on the Fund's strategies for hedging its securities.

Often, futures purchased or sold by the Fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. The Fund's investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued  Purchases,  Delayed  Delivery and Forward  Commitments
The Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when the Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the fund's net asset value as long as the commitment remains in effect.

Short Sales
Although not currently part of the Fund's investment strategies, the Fund has the ability to make short sales. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the market value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and the Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, the Fund also has the ability to make short sales "against the box," a transaction in which the Fund enters into a short sale of a security owned by the Fund. A broker holds the proceeds of the short sale until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

Warrants
The Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements
The Fund may have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a fund in each repurchase agreement. The Advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the fund's obligation under the agreement, including accrued interest, in a segregated account with the fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by the Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Sector/Industry Concentration
The Fund may, from time to time, have greater than 25%, but no more than 80%, of its assets in one market sector or industry. To the extent that the Fund concentrates in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund. The Advisor believes that the industries and sectors currently most attractive for the Fund include those in the tobacco, alcohol, defense/weapons and gambling areas, though these may, and likely will, change over time. Some industries are described below.

Leisure:  Companies  in this  category  include  companies  which  engage in the following: television and radio broadcast manufacture (including cable television); motion pictures and photography, recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, advertising, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, alcohol, tobacco products and gaming casinos.

Securities of companies in the leisure industries may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industries generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industries.

Multimedia: companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. Business activities of companies in which the Fund may invest include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The Fund may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.

Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. FCC rules govern the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.

Retailing: companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest may include: general merchandise retailers, department stores, food retailers, drug stores and any specialty retailers selling a single category of merchandise such as apparel, toys, gun dealers, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

The success of retailing companies is closely tied to consumer spending, which in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

Software and Computer Services: companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The Fund may invest in companies that provide systems-level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting, communications software and data communications services.

Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Technology: companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These may include companies that
develop,   produce  or   distribute   products  or  services  in  the  computer,
semi-conductor, electronics, communications, health care, and biotechnology sectors.

Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Telecommunications: companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.

Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Telephone companies usually pay an above-average dividend. Certain types of companies in which the Fund may invest when investing in these sectors are engaged in fierce competition for a share of the market for their products. In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.

Transportation:  companies  engaged  in  providing  transportation  services  or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies. Other service companies include those that provide automobile, trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The U.S.
trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of the Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which the Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Fundamental Investment Limitations
Unless otherwise noted, the Fund has adopted and is subject to certain fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of the Fund's outstanding voting securities. As used in this SAI, "a majority of the Fund's outstanding voting securities" means (i) more than 50% of the Fund's outstanding voting shares or (ii) 67% or more of the Fund's voting shares present at a shareholder meeting if more than 50% of the Fund's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) loan money to other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages, or pledges; (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions; or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of the Fund's total assets, provided that the Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the1940 Act.

6. Concentrate its investments in any one industry or sector if, as a result, more than 80% of the Fund's assets will be invested in such industry or sector. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time. For a description of many, if not most, of the sectors in which the Fund may be invested, please see "Sector/Industry Concentration" of this SAI.

7.   Invest in other investment companies, except as permitted by the 1940 Act.


Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees of the Trust. The Board of Trustees consists of three individuals, two of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The Trustees of the Trust, as well as the officers of the Trust, are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.


Independent Trustees
------------------------ ------------- --------------- ----------------------- ---------------- --------------
   Name, Address and Age Position(s)      Term of      Principal Occupation(s)  # of Portfolios     Other
                          Held with      Office and     During Past Five Years  in Fund Complex Trusteeships
                             Fund        Length of                                Overseen by      Held by
                                        Time Served                                 Trustee        Trustee
------------------------ ------------- --------------- ----------------------- ---------------- --------------
Dr. Michael D. Akers     Independent   Indefinite      Associate Professor of    5              Independent
Straz Hall, 481          Trustee       Term;           Accounting, Marquette                    Trustee,
606 N. 13th Street                     Since 2001      University                               Zodiac Trust
Milwaukee, WI 53201                                    (1996--present).                          (an open-end
Age: 47                                                                                         investment
                                                                                                company)
------------------------ ------------- --------------- ----------------------- ---------------- --------------
Gary A. Drska            Independent   Indefinite      Captain, Midwest          5              Independent
6744 S. Howell Ave.      Trustee       Term;           Express (Airline                         Trustee,
Oak Creek, WI 53154                    Since 2001      Company)                                 Zodiac Trust
Age: 44                                                (2000--present);                         (an open-end
                                                       Director--Flight                         investment
                                                       Standards & Training                     company)
                                                       (July 1990--December
                                                       1999).
------------------------ ------------- --------------- ----------------------- ---------------- --------------


Interested Trustees and Officers
------------------------ ------------- --------------- ------------------------- ---------------- --------------
   Name, Address and Age Position(s)      Term of      Principal Occupation(s)    # of Portfolios     Other
                          Held with      Office and     During Past Five Years    in Fund Complex Trusteeships
                             Fund        Length of                                  Overseen by      Held by
                                        Time Served                                   Trustee        Trustee
------------------------ ------------- --------------- ------------------------- ---------------- --------------
Joseph C. Neuberger*     Trustee,      Indefinite      Senior Vice President,    5                Trustee,
615 E. Michigan Street   President,    Term;           U.S. Bancorp Fund                          Zodiac Trust
Milwaukee, WI 53202      Treasurer     Since 2001      Services, LLC                              (an open-end
Age: 40                  and                           (1994--present).                            investment
                         Chairperson                                                              company)
------------------------ ------------- --------------- ------------------------- ---------------- --------------
Eric P. McDonald         Vice          Indefinite      President, MUTUALS.com,   5                N/A
700 North Pearl St.,     President     Term;           Inc. (2000--present);
Twelfth Floor                          Since           Vice President,
Dallas, TX 75201                                       MUTUALS.com, Inc.
Age: 29                                                (1998--present);
                                                       Financial Advisor,
                                                       MUTUALS.com, Inc.
                                                       (1995--1998).
------------------------ ------------- --------------- ------------------------- ---------------- --------------
Eric W. Falkeis          Vice          Indefinite      Vice President, U.S.      5                N/A
615 E. Michigan Street   President     Term;           Bancorp Fund Services,
Milwaukee, WI 53202                    Since 2001      LLC (2001--present);
Age: 28                                                Chief Financial
                                                       Officer, Quasar
                                                       Distributors, LLC
                                                       (2000-present)
                                                       Assistant Vice
                                                       President, U.S. Bancorp
                                                       Fund Services, LLC
                                                       (1997--2001); Audit
                                                       Senior,
                                                       PricewaterhouseCoopers
                                                       LLP (1995--1997).
------------------------ ------------- --------------- ------------------------- ---------------- --------------
Elaine E. Richards       Secretary     Indefinite      Vice President, U.S.      5                N/A
615 E. Michigan Street                 Term;           Bancorp Fund Services,
Milwaukee, WI 53202                    Since 2001      LLC (1998--present);
Age: 34                                                Associate, Reinhart,
                                                       Boerner, Van Deuren,
                                                       Norris and Rieselbach,
                                                       s.c. (1995--1998).
------------------------ ------------- --------------- ------------------------- ---------------- --------------


*This Trustee is considered an "interested persons" as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. During the fiscal year ended March 31, 2002, the Audit Committee met twice. Both independent trustees (Dr. Akers and Mr. Drksa) comprise the Audit Committee.

Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. During the fiscal year ended March 31, 2002, the Nominating Committee did not meet. Both independent trustees (Dr. Akers and Mr. Drksa) comprise the Nominating Committee. There are no policies in place regarding nominees recommended by shareholders.

Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. During the fiscal year ended March 31, 2002, the Valuation Committee did not meet. Mr. Neuberger and Dr. Akers comprise the Valuation Committee.

Board Compensation
As shown by the table below, the Trustees are not compensated by the Fund or any series of the Trust. Rather, for their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $2,000 per year and $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings from U.S. Bancorp Fund Services, LLC, the Fund's administrator.


                                                                                                 Total
                                Aggregate       Pension or Retirement   Estimated Annual   Compensation from
                          Compensation From the  Benefits Accrued as      Benefits Upon      Trust Paid to
  Name of Person/Position         Trust(1)      Part of Fund Expenses      Retirement           Trustees
------------------------- --------------------- ----------------------- ------------------ -------------------
Joseph C. Neuberger,
President, Treasurer,              None                  None                 None                None
Chairperson, and Trustee
------------------------- --------------------- ----------------------- ------------------ -------------------
Dr. Michael D. Akers,
Trustee                            None                  None                 None                None
------------------------- --------------------- ----------------------- ------------------ -------------------
Gary A. Drska,
Trustee                            None                  None                 None                None
------------------------- --------------------- ----------------------- ------------------ -------------------

Board Interest in the Funds

     As of December 31, 2001, the Trustees beneficially owned the following amounts in the Fund.

Key
A.       $1-$10,000
B.       $10,001-$50,000
C.       $50,001-$100,000
D.       over $100,000

            Dollar Range of Equity Securities Beneficially Owned (1)

---------------------- --------------- -----------------------------------------
Name of Trustee             Vice Fund      Aggregate Dollar Range of Equity
                                         Securities Beneficially Owned in All
                                       Registered Investment Companies Overseen
                                          by Trustee in Family of Investment
                                                       Companies
---------------------- --------------- -----------------------------------------
Dr. Michael D. Akers,         None                       ____
Independent Trustee

Gary A. Drska                 None                       ____
Independent Trustee

Joseph C. Neuberger           None                       ____
Interested Trustee


---------------------- --------------- -----------------------------------------

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of July 31, 2002, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of
1934) less than 1% of shares of the Fund.



Control Persons, Principal Shareholders, and Management Ownership
As of July 31, 2002, for organizational purposes only, _________ owned 100% of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares.

Investment Advisor
MUTUALS.com, Inc. (the "Advisor") is a Texas corporation that serves as the investment advisor to the Fund. The Advisor is an SEC-registered investment advisor. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans and has in excess of $250 million in assets under management, which includes privately managed accounts.

On May 21, 2002, the Board of the Trustees of the Trust, on behalf of the Funds, approved an initial two-year investment advisory agreement (the "Agreement") with the Advisor. After the initial two years, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of Trust who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Advisor's investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust's officers and the Trustees.

During the meeting held on May 21, 2002, the Trustees were provided with materials relating to, and considered and evaluated, information concerning, among other things, (a) the terms and conditions of the Advisory Agreement, including, the nature, quality and scope of the investment management services and the fees charged for their services; (b) a comparison of the Fund's fees and expenses in relation to various industry averages; and (c) the Trustees' legal duties in approving the Advisory Agreement. The Trustees also evaluated the profitability of the Advisor. On the basis of its review and the foregoing information, the Trustees found that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund's shareholders.

Under the Agreement, the Advisor is responsible for the day-to-day management of the Fund in accordance with its investment objective and strategies. For its services, the Advisor is entitled to an annual advisory fee of 0.95% of the Fund's average daily net assets. The Advisor pays out of this fee all the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of the independent Trustees of the Trust and extraordinary expenses. In addition to the services provided by the Advisor pursuant to the Agreement, the Advisor may, from time to time, provide the Fund with office space for managing its affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred.

The Advisor has also entered into an Expense Waiver and Reimbursement contract in which it has agreed to keep the Fund's expenses to a certain minimum (as described in the Fee Table in the Fund's prospectus). Under the Expense Waiver and Reimbursement contract, the Advisor may recapture waived or reimbursed expenses for a three-year period under specified conditions. This contract is in effect for one year and expires on July 31, 2003.

The Fund is actively managed and has no restrictions upon portfolio turnover. The Fund's rate of portfolio turnover may be greater than that of many other mutual funds, but more than likely less than 100%. A 100% annual portfolio turnover would be achieved if each security in the Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise.

Distribution and Shareholder Servicing

Distributor
Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Advisor and Distributor dated May 21, 2002. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

Distribution Plan
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of 0.25% of the Fund's average daily net asset value. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Fund's expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Shareholder Servicing Agents
The Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

Service Providers
The Trust has entered into a series of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC ("USBFS") will provide accounting and administrative services and act as transfer agent to the Fund. USBFS's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "blue sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of May 21, 2002 ("Custody Agreement"), whereby the Custodian provides custody services on behalf of the Fund and receives fees from the Fund on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated May 21, 2002, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with their investment objectives and restrictions. Pursuant to the Fund's Administration Servicing Agreement, USBFS is entitled to receive from the Fund a fee, computed daily and payable monthly, in a minimum annual amount of $250,000.

Code of Ethics
The Trust, the Advisor and the Distributor have adopted Codes of Ethics that govern the conduct of employees of the Trust, the Advisor and the Distributor who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Valuation of Shares
Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the share price, see "Valuation of Fund Shares" in the Fund's Prospectus.

Purchase and Redemption of Shares
Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment, which ordinarily must be at least $2,500. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Fund may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund's shareholders. The Fund charges a 2.00% redemption fee on shares redeemed within six months of purchase. The Fund, however, reserves the right to lower or waive the amount of this fee.

Redemption In Kind
The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is in excess the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Portfolio Transactions
Assets of the Fund are invested by the Advisor in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Advisor is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

The Advisor is authorized to allocate the Fund's securities transactions to the Distributor and to other broker-dealers who help distribute the Fund's shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the Advisor will select such broker-dealers who will, in the Advisor's judgment, implement the Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Advisor determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Advisor as its investment adviser or having the same administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Fund.

The Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Trustees, including a majority of the Fund's Board of Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Fund in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Advisor usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for the Fund, another series of the Trust or other private accounts managed by the Advisor. If and when the Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by another fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

Tax Considerations
The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Distributions of Net Investment Income
The Fund receives income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain
The Fund may derive capital gain or loss in connection with sales or other dispositions of securities. Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Distributions of the underlying fund's net short-term capital gain will be ordinary income to you, upon its distribution by such Fund. Distributions of net long-term capital gain to the Fund will be long-term capital gain to you upon its distribution by the Fund, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from the Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Information on the Tax Character of Distributions
The Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company
The Fund elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
Redemptions (including redemptions "in-kind") and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities
Some states grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

Calculation of Performance Data
The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return (before and after taxes) if the Fund's performance had been constant over the entire period, and is computed according to the following formulas:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

                                 P(1+T)n = ATVD

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on fund distributions but not after taxes on redemption.


                                 P(1+T)n = ATVDR

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on fund distributions and redemption.

All performance figures are based on historical results and are not intended to indicate future performance.

Counsel

Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Fund's Prospectus.

Independent Accountants and Financial Statements
Ernst & Young LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent accountants of the Trust. As such, it is responsible for auditing the financial statements of the Fund. Because the Fund is new, no financial statements are available at this time.



APPENDIX
                               SHORT-TERM RATINGS

                Standard & Poor's Short-Term Issue Credit Ratings

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                         Moody's Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial debt obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1  -  Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o    Leading market positions in well-established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Fitch Ratings ("Fitch") National Short-Term Credit Ratings

F1(xxx) Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2(xxx) Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx) Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx) Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx) Indicates actual or imminent payment default.

Notes: A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to short-term ratings other than `F1(xxx)'.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's Rating definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.


                 Fitch's International Short-Term Credit Ratings

     Fitch's international credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


                                LONG-TERM RATINGS

                Standard & Poor's Long-Term Issue Credit Ratings

     Issue credit ratings are based in varying degrees, on the following considerations:

o Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o    Nature of and provisions of the obligation; and

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          AA - An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


     A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated 'B' is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C - A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     Plus (+) or minus (-) - The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. r - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

     N.R. - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

                         Moody's Long-Term Debt Ratings

     Aaa - Bonds and preferred stock which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds and preferred stock which are rated 'Aa' are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     A - Bonds and preferred stock which are rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds and preferred stock which are rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds and preferred stock which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds and preferred stock which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds and preferred stock which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds and preferred stock which are rated 'Ca' represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds and preferred stock which are rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    Fitch's National Long-Term Credit Ratings

AAA(xxx) `AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) `AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (xxx) `A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) `BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx) `BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx) `B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx),CC(xxx),C(xxx) These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx),DD(xxx), D(xxx) These categories of national ratings are assigned to entities or financial commitments which are currently in default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to the `AAA(xxx)' national rating category or to categories below `CCC(xxx).'

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's Rating definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                 Fitch's International Long-Term Credit Ratings

     Fitch's international credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

Investment Grade

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, or to categories below 'CCC'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


                          1-800-MUTUALS ADVISOR SERIES
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust

     (1) Certificate of Trust -- Previously filed with Registrant's Initial Registration on Form N-1A filed with the SEC on March 23, 2001 and is incorporated by reference.

     (2) Agreement and Declaration of Trust -- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(b) Bylaws-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)  Investment   Advisory  Agreement  --  Previously  filed  with  Registrant's
     Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(e) Underwriting Agreement-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody  Agreement--  Previously  filed  with  Registrant's   Pre-Effective
     Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(h)  Other Material Contracts

     (1) Fund Administration Servicing Agreement -- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

     (2) Transfer Agent Servicing Agreement-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

     (3) Fund Accounting Servicing Agreement-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

     (4) Expense Waiver and Reimbursement Agreement -- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

     (5) Power of Attorney-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(i)  Opinion and Consent of Counsel-- to be filed by amendment.

(j) Consent of Independent Public Accountants -- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(k)  Omitted Financial Statements-- Not applicable.

(l) Agreement Relating to Initial Capital-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(m)  Rule 12b-1 Plan-- Filed herewith.

(n)  Rule 18f-3-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1) Advisor-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

     (2) Trust-- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

     (3)  Distributor--   Previously  filed  with   Registrant's   Pre-Effective
          Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor.

     1-800-Mutuals.com, Inc., or MUTUALS.com, Inc., serves as the investment advisor for the Registrant. The business and other connections of MUTUALS.com, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of 1-800-Mutuals.com, Inc. as filed with the SEC and incorporated by reference herein.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:


---------------------------------------------- ------------------------------------------------
            Advisors Series Trust                         Hennessy Funds, Inc.
---------------------------------------------- ------------------------------------------------
             AHA Investment Funds                    The Hennessy Mutual Funds, Inc.
---------------------------------------------- ------------------------------------------------
             The Arbitrage Funds                             Investec Funds
---------------------------------------------- ------------------------------------------------
           Brandes Investment Trust                   Investors Research Fund, Inc.
---------------------------------------------- ------------------------------------------------
          Brandywine Blue Fund, Inc.                            IPS Funds
---------------------------------------------- ------------------------------------------------
       Builders Fixed Income Fund, Inc.                   Jefferson Group Trust
---------------------------------------------- ------------------------------------------------
     Country Asset Allocation Fund, Inc.               The Jensen Portfolio, Inc.
---------------------------------------------- ------------------------------------------------
         Country Long-Term Bond Fund                   Kayne Anderson Mutual Funds
---------------------------------------------- ------------------------------------------------
          Country Money Marker Fund                     Kit Cole Investment Trust
---------------------------------------------- ------------------------------------------------
   Country Short-Term Government Bond Fund             Light Revolution Fund, Inc.
---------------------------------------------- ------------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.              The Lindner Funds
---------------------------------------------- ------------------------------------------------
      Country Tax Exempt Bond Fund, Inc.               Master's Select Funds Trust
---------------------------------------------- ------------------------------------------------
              Cullen Funds Trust                          PIC Investment Trust
---------------------------------------------- ------------------------------------------------
       The Dessauer Global Equity Fund              Professionally Managed Portfolios
---------------------------------------------- ------------------------------------------------
                Everest Funds                             Purisima Funds Trust
---------------------------------------------- ------------------------------------------------
          First American Funds, Inc.           Rainier Investment Management Mutual Funds
---------------------------------------------- ------------------------------------------------
  First American Insurance Portfolios, Inc.            RNC Mutual Fund Group, Inc.
---------------------------------------------- ------------------------------------------------
    First American Investment Funds, Inc.                   SAMCO Funds, Inc.
---------------------------------------------- ------------------------------------------------
     First American Strategy Funds, Inc.              TIFF Investment Program, Inc.
---------------------------------------------- ------------------------------------------------
               FFTW Funds, Inc.                       Trust for Investment Managers
---------------------------------------------- ------------------------------------------------
       Fleming Mutual Fund Group, Inc.            TT International U.S.A. Master Trust
---------------------------------------------- ------------------------------------------------
               Glen Rauch Funds                               Wexford Trust
---------------------------------------------- ------------------------------------------------
             Glenmede Fund Group                              Zodiac Trust
---------------------------------------------- ------------------------------------------------
         Harding, Loevner Funds, Inc.
---------------------------------------------- ------------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                             Are located at:
-------------------                              ---------------

Registrant's Fund Administrator,             U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent          615 East Michigan Street
                                             Milwaukee, WI 53202

Registrant's Investment Advisor              MUTUALS.com, Inc.
                                             700 N. Pearl Street, Twelfth Floor
                                             Dallas, TX 75201

Registrant's Custodian                       U.S. Bank, N.A.
                                             425 Walnut Street
                                             Cincinnati, OH 54202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

         Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 31St day of May, 2002.

                          1-800-MUTUALS ADVISOR SERIES


                                        By: /s/ Joseph Neuberger*
                                            ----------------------
                                            Joseph C. Neuberger
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on May 31, 2002 by the following persons in the capacities indicated.


Signature                          Title

/s/ Joseph C. Neuberger*           President, Treasurer, Trustee and Chairperson
---------------------------
Joseph C. Neuberger
/s/ Dr. Michael D. Akers*          Independent Trustee
---------------------------
Dr. Michael D. Akers
/s/ Gary A. Drska*                 Independent Trustee
---------------------------
Gary A. Drska
/s/ Eric P. McDonald*              Vice President
---------------------------
Eric P. McDonald
/s/ Eric W. Falkeis*               Vice President
---------------------------
Eric W. Falkeis
/s/ Elaine E. Richards             Secretary
---------------------------
Elaine E. Richards

*     By /s/ Elaine Richards
        ---------------------
        Elaine E. Richards
        Attorney-in-Fact pursuant to
        Power of Attorney previously filed
        and incorporated herein by reference.


EXHIBIT INDEX

Exhibit                                                         No.
--------                                                        ----
Rule 12b-1 Plan                                                 Ex-99.m.